Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2024
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Emerging Markets Research Enhanced Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMREX
JPMorgan Emerging Markets Research Enhanced Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMRSX
JPMorgan International Hedged Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIHAX
JPMorgan International Hedged Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIHCX
JPMorgan International Hedged Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIHIX
JPMorgan International Hedged Equity Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIHYX
JPMorgan International Hedged Equity Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIHRX